Additional information: condensed financial statements of the Company - Schedule of Condensed Statement of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from financing activities
Net (decrease) / increase in cash and cash equivalents	$ (104,036)	$ 23,553	$ (152,406)
Cash and cash equivalents at beginning of year	233,479	199,504	361,777
Effect of exchange rates on cash and cash equivalents	(6,513)	10,422	(9,867)
Cash and cash equivalents at end of year	122,930	233,479	199,504
Xunlei Limited [Member]
Cash flows from operating activities
Net cash used in operating activities	(88,309)	(25,333)	(20,312)
Cash flows from investing activities
Net cash generated from investing activities	37,788	32,670	15,557
Cash flows from financing activities
Net cash used in financing activities	0	(301)	(14,260)
Net (decrease) / increase in cash and cash equivalents	(50,521)	7,036	(19,015)
Cash and cash equivalents at beginning of year	280,196	273,160	292,175
Effect of exchange rates on cash and cash equivalents	0	0	0
Cash and cash equivalents at end of year	$ 229,675	$ 280,196	$ 273,160